PROSPECTUS

                                                                FEBRUARY 1, 2002



                                                                 HIGH YIELD FUND
THE MARK OF EXCELLENCESM
                                                                       BOND FUND

                                        INTERMEDIATE TERM GOVERNMENT INCOME FUND

                                                               MONEY MARKET FUND

                                               SHORT TERM GOVERNMENT INCOME FUND

                                            INSTITUTIONAL GOVERNMENT INCOME FUND



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                 FAMILY OF FUNDS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are Offered by this Prospectus

                             INCOME  o  TOTAL RETURN

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Investment Trust (the "Trust"), a group of 6 taxable bond and money market mutual funds. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Strategic Trust, a group of 7 equity mutual funds, Touchstone Tax-Free Trust, a group of 6 tax-free bond and money market funds and Touchstone Variable Series Trust, a group of 13 variable series funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS

                                                                            Page

High Yield Fund...............................................................

Bond Fund.....................................................................

Intermediate Term Government Income Fund......................................

Money Market Fund.............................................................

Short Term Government Income Fund.............................................

Institutional Government Income Fund..........................................

Investment Strategies and Risks...............................................

The Funds' Management.........................................................

Choosing a Class of Shares....................................................

Investing With Touchstone ....................................................

Distributions and Taxes.......................................................

Financial Highlights..........................................................

HIGH YIELD FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in non-investment grade debt securities (at least 80% of net assets). Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short-term should not be a high priority for you.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the High Yield Fund. It shows the performance of the Fund's Class A shares since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

HIGH YIELD FUND - CLASS A

YEAR              TOTAL RETURN
2001                  5.19%

During the period shown in the bar chart, the highest quarterly return was 4.84% (for the quarter ended December 31, 2001) and the lowest quarterly return was -2.68% (for the quarter ended September 30, 2001).

The table below indicates the risks of investing in the High Yield Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index is an unmanaged index consisting of non-investment grade bonds with maturities of 1 year or more. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     Since Class Started*
                                                 ------     -------------------
High Yield Fund - Class A                         0.22%           1.58%
--------------------------------------------
Merrill Lynch High Yield Master Index             6.21%           2.39%
--------------------------------------------
High Yield Fund - Class C                         4.56%           4.22%
--------------------------------------------
Merrill Lynch High Yield Master Index             6.21%           3.10%
--------------------------------------------

* Class A shares began operations on May 1, 2000 and Class C shares began operations on May 23, 2000. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------

                                           Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
Management Fees                                     0.60%      0.60%      0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.03%      1.00%      0.11%
--------------------------------------------------------------------------------
Other Expenses                                      1.79%      1.22%4     2.53%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                2.42%      2.82%      3.24%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5            1.37%      1.02%      1.44%
--------------------------------------------------------------------------------
Net Expenses                                        1.05%      1.80%      1.80%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least September 30, 2002.

The following example should help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  577             $  583             $  183
--------------------------------------------------------------------------------
3 Years                         $1,069             $  978             $  863
--------------------------------------------------------------------------------
5 Years                         $1,586             $1,499             $1,568
--------------------------------------------------------------------------------
10 Years                        $3,001             $2,981*            $3,441
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  183
3 Years               $  778
5 Years               $1,399
10 Years              $2,981*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement between Touchstone Advisors and the Trust for the periods after year 1.

*Based on conversion to Class A shares after 8 years.

BOND FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in bonds (at least 80% of net assets). Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment-grade debt securities.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o If the issuer of a security is unable to make timely payments of principal or interest when due

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you prefer to take a relatively moderate risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept some interest rate risk in order to seek a high level of income.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

BOND FUND - CLASS A

YEARS             TOTAL RETURN

1995                 16.95%

1996                  2.85%

1997                  7.30%

1998                  8.56%

1999                 -1.68%

2000                  9.72%

2001                  6.65%

During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended June 30, 1995) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1996).

The table below indicates the risks of investing in the Bond Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index. The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of about 10 years. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      Since Fund
                                                 1 Year     5 Years     Started*
                                                 ------     -------     -------
Bond Fund - Class A                               1.53%      5.00%       6.14%
--------------------------------------------
Bond Fund - Class C                               5.80%      4.88%       5.83%
--------------------------------------------
Lehman Brothers Aggregate Index                   8.44%      7.43%       8.25%
--------------------------------------------

* Class A shares began operations on October 3, 1994 and Class C shares began operations on January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, which was another mutual fund that began operations on October 3, 1994. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
Management Fees                                     0.50%      0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.25%      1.00%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                      0.92%      1.39%4     1.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.67%      2.89%      2.90%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5            0.77%      1.24%      1.25%
--------------------------------------------------------------------------------
Net Expenses                                        0.90%      1.65%      1.65%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Touchstone Advisors has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least September 30, 2002.

The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  562             $  568             $  168
--------------------------------------------------------------------------------
3 Years                         $  905             $  978             $  780
--------------------------------------------------------------------------------
5 Years                         $1,270             $1,514             $1,418
--------------------------------------------------------------------------------
10 Years                        $2,296             $2,839*            $3,134
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  168
3 Years               $  778
5 Years               $1,414
10 Years              $2,839*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement between Touchstone Advisors and the Trust for the periods after year 1.

*Based on conversion to Class A shares after 8 years.

INTERMEDIATE TERM GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Intermediate Term Government Income Fund seeks high current income, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily, under normal circumstances, in U.S. Government securities (at least 80% of net assets), including mortgage-related U.S.
Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years.

The Fund generally invests in U.S. Government securities having an effective maturity of 20 years or less. The Fund also invests in securities issued on a to-be-announced basis. To-be-announced securities are securities that are paid for and delivered within 15 to 45 days after the date of their purchase.

THE KEY RISKS
--------------------------------------------------------------------------------

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o Because to-be-announced securities involve additional risks, such as committing to purchase securities before all the specific information about the securities is known

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A or Class C shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Intermediate Term Government Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

YEARS             TOTAL RETURN

1992                  6.60%

1993                 10.33%

1994                 -6.30%

1995                 16.86%

1996                  2.53%

1997                  7.22%

1998                  7.97%

1999                 -1.96%

2000                  9.99%

2001                  6.44%

During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30,1995) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1994).

The table below indicates the risks of investing in Class A shares of the Intermediate Term Government Income Fund. The table shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Intermediate Government Bond Index. The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate term U.S. Government securities. The table shows the effect of the applicable sales charge.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Intermediate Term
Government Income Fund - Class A                  1.35%      4.82%        5.27%
--------------------------------------------
Lehman Brothers Intermediate Government           8.96%      7.12%        6.67%
Bond Index
--------------------------------------------

There is no performance information for Class B and Class C shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B    Class C
                                                   Shares     Shares     Shares

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)       4.75%1     None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed, whichever is less)             *       5.00%2     1.00%3
--------------------------------------------------------------------------------
Redemption Fee                                        **         **         **
--------------------------------------------------------------------------------
Exchange Fee                                        None       None       None
--------------------------------------------------------------------------------
Check Redemption Fee                                         Checking
                                                    None   Not Available  None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                0.50%           0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                      0.09%           1.00%      0.10%
--------------------------------------------------------------------------------
Other Expenses                                 0.50%           0.37%4     1.50%4
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.09%           1.87%      2.10%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement5       0.10%           0.04%      0.25%
--------------------------------------------------------------------------------
Net Expenses                                   0.99%           1.83%      1.85%
--------------------------------------------------------------------------------

1 You may pay a reduced sales charge on very large purchases. There is no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

* There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% may be assessed on shares redeemed within 1 year of their purchase.

2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

** You may be charged up to $15 for each wire redemption. This fee is subject to change.

4    Other Expenses are based on estimated amounts for the current fiscal year.

5 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Intermediate Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            Class A Shares     Class B Shares     Class C Shares

1 Year                          $  571             $  586             $  188
--------------------------------------------------------------------------------
3 Years                         $  796             $  784             $  634
--------------------------------------------------------------------------------
5 Years                         $1,038             $1,107             $1,106
--------------------------------------------------------------------------------
10 Years                        $1,732             $1,986*            $2,411
--------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares:

                  Class B Shares
1 Year                $  186
3 Years               $  584
5 Years               $1,007
10 Years              $1,986*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

*Based on conversion to Class A shares after 8 years.

MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invest in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.
     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by any 2 nationally recognized rating agencies.
     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.
     o Decreases if issuers are unable to make timely payments of interest or principal

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account (if you purchase Class A shares).

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Money Market Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class B shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

MONEY MARKET FUND - CLASS A

YEARS             TOTAL RETURN

1996                  5.06%

1997                  5.13%

1998                  5.01%

1999                  4.84%

2000                  6.05%

2001                  3.95%

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.63% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in Class A shares of the Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001
                                         1 Year    5 Years   Since Fund Started*
                                         ------    -------   -------------------
Money Market Fund - Class A               3.95%     5.04%          5.05%

* Class A shares began operations on September 29, 1995. There is no performance information for Class B shares since they have not operated for a full calendar year.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

                                                   Class A    Class B
                                                   Shares     Shares
Maximum Sales Charge (Load)
Imposed on Purchases                                None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                None       5.00%1
--------------------------------------------------------------------------------
Redemption Fee                                         *          *
--------------------------------------------------------------------------------
Exchange Fee                                        None       None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                     None     Checking
                                                           Not Available
--------------------------------------------------------------------------------

                                           Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                     0.50%      0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.05%      1.00%
--------------------------------------------------------------------------------
Other Expenses                                      0.50%      0.61%2
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.05%      2.11%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement             0.40%      0.48%
--------------------------------------------------------------------------------
Net Expenses3                                       0.65%      1.63%
--------------------------------------------------------------------------------

1 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

2    Other Expenses are based on estimated amounts for the current fiscal year.

3 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65% for Class A shares and 1.63% for Class B shares. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               Class A Shares     Class B Shares

1 Year                                             $   66             $  566
--------------------------------------------------------------------------------
3 Years                                            $  294             $  815
--------------------------------------------------------------------------------
5 Years                                            $  541             $1,190
--------------------------------------------------------------------------------
10 Years                                           $1,246             $2,135*
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                  Class B Shares

1 Year                $  166
3 Years               $  615
5 Years               $1,090
10 Years              $2,135*

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

*Based on conversion to Class A shares after 8 years.

SHORT TERM GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Short Term Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund invests only in U.S. Government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a low risk investment in securities that are backed by the full faith and credit of the U.S. Government. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a low level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Short Term Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

SHORT TERM GOVERNMENT INCOME FUND

YEARS             TOTAL RETURN

1992                  2.96%

1993                  2.25%

1994                  3.16%

1995                  4.89%

1996                  4.43%

1997                  4.61%

1998                  4.58%

1999                  4.09%

2000                  5.35%

2001                  3.08%

During the period shown in the bar chart, the highest quarterly return was 1.40% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.34% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in the Short Term Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Short Term Government Income Fund                 3.08%      4.37%        3.95%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
--------------------------------------------------------------------------------
Redemption Fee                                            *
--------------------------------------------------------------------------------
Exchange Fee                                             None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                          None
--------------------------------------------------------------------------------

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                0.09%
--------------------------------------------------------------------------------
Other Expenses                                           0.46%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.05%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                  0.10%
--------------------------------------------------------------------------------
Net Expenses1                                            0.95%
--------------------------------------------------------------------------------

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.95%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Short Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                   $   97
---------------------------------
3 Years                  $  324
---------------------------------
5 Years                  $  570
---------------------------------
10 Years                 $1,274
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for periods after year 1.

INSTITUTIONAL GOVERNMENT INCOME FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Institutional Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily (at least 80% of net assets), under normal circumstances, in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund may also invest in repurchase agreements collateralized by U.S. Government securities.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. Although some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

This Fund is most appropriate for you if you seek a low risk investment in securities that are backed by the U.S. Government and its agencies. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a low level of risk.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below indicates the risks of investing in the Institutional Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

INSTITUTIONAL GOVERNMENT INCOME FUND

YEARS             TOTAL RETURN

1992                  3.50%

1993                  2.97%

1994                  3.87%

1995                  5.59%

1996                  5.09%

1997                  5.22%

1998                  5.19%

1999                  4.87%

2000                  6.11%

2001                  4.00%

During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 2000) and the lowest quarterly return was 0.59% (for the quarter ended December 31, 2001).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
1.800.543.0407.

The table below indicates the risks of investing in the Institutional Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
Institutional Government Income Fund              4.00%      5.08%        4.67%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                     None
--------------------------------------------------------------------------------
Redemption Fee                                           None
--------------------------------------------------------------------------------
Exchange Fee                                             None

                                          Annual Fund Operating Expenses
                                   (expenses that are deducted from Fund assets)

Management Fees                                          0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                0.02%
--------------------------------------------------------------------------------
Other Expenses                                           0.21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     0.43%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                  0.03%
--------------------------------------------------------------------------------
Net Expenses1                                            0.40%
--------------------------------------------------------------------------------

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.40%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2002.

The following example should help you compare the cost of investing in the Institutional Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                     $ 41
---------------------------------
3 Years                    $135
---------------------------------
5 Years                    $238
---------------------------------
10 Years                   $539
---------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

Each Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------

The Bond Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains that would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
--------------------------------------------------------------------------------

Each Fund  (except the Money  Market Fund and the Short Term  Government  Income
Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

HIGH YIELD FUND. The Fund may also invest in:

     o Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
     o    Debt securities of emerging market countries
     o Mortgage-related securities and other types of loans and loan participations
     o    U.S. Government securities and securities of foreign governments

BOND FUND. The Fund may also invest in:

     o    Preferred stock
     o Non-investment grade U.S. and foreign debt securities rated as low as B (up to 35% of total assets)
     o Debt securities denominated by foreign currencies (up to 20% of total assets)

THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?
--------------------------------------------------------------------------------

The following table shows the main types of securities in which a Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:


                                                Intermediate             Short Term Institutional
                                                    Term       Money     Government  Government
                         High Yield     Bond     Government    Market      Income      Income
                            Fund        Fund     Income Fund    Fund        Fund        Fund

Invests in money                          O           O           P           P           P
market instruments
-------------------------------------------------------------------------------------------------
Invests in short-term         O           O           O           P           P           P
debt securities
-------------------------------------------------------------------------------------------------
Invests in                    P           P           P
intermediate term debt
securities
-------------------------------------------------------------------------------------------------
Invests in variable                                               P           O           O
and floating rate
securities
-------------------------------------------------------------------------------------------------
Invests in government         O           P           P           P           P           P
securities
-------------------------------------------------------------------------------------------------
Invests in municipal                      O                       P           O           O
securities
-------------------------------------------------------------------------------------------------
Invests in corporate          P           P                       P
debt securities
-------------------------------------------------------------------------------------------------
Invests in                    O           P           P                       P           P
mortgage-related
securities
-------------------------------------------------------------------------------------------------
Invests in                                P                       O
asset-backed securities
-------------------------------------------------------------------------------------------------
Invests in investment         O           P           P           P           P           P
grade debt securities
-------------------------------------------------------------------------------------------------
Invests in                    P           O
non-investment grade
debt securities
-------------------------------------------------------------------------------------------------
Invests in foreign            O
companies
-------------------------------------------------------------------------------------------------
Invests in foreign            O           O
debt securities
-------------------------------------------------------------------------------------------------
Invests in repurchase         O           O           O           P           P           P
agreements
-------------------------------------------------------------------------------------------------
Invests in                                            P
to-be-announced
securities
-------------------------------------------------------------------------------------------------
Invests in debt               O
securities of emerging
market countries
-------------------------------------------------------------------------------------------------
Invests in preferred                      0
stock
-------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
---------------------------------------------

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration and the Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury which have their principal value periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of
municipal   securities  are  general  obligation  and  revenue  bonds.   General
obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN COMPANIES. A foreign company is a company that meets 1 or more of the following criteria:

     o    It is organized under the laws of a foreign country
     o    It maintains its principal place of business in a foreign country
     o The principal trading market for its securities is located in a foreign country
     o It derives at least 50% of its revenues or profits from operations in foreign countries
     o    It has at least 50% of its assets located in foreign countries

     Some portfolio managers may define the parameters for a foreign company differently.

FOREIGN DEBT SECURITIES. Foreign debt securities are obligations of a country other than the U.S. to pay interest and repay principal.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE DEBT SECURITIES. Non-investment grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage- related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in 2 or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

DEBT SECURITIES OF EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet 1 or more of the following criteria:

     o    It is organized under the laws of an emerging market country
     o It maintains its principal place of business in an emerging market country
     o The principal trading market for its securities is located in an emerging market country
     o It derives at least 50% of its revenues or profits from operations within emerging market countries
     o It has at least 50% of its assets located in emerging market countries.

Some portfolio managers may define the parameters for a debt security of an emerging market country differently.

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TO-BE-ANNOUNCED SECURITIES. To-be-announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?
--------------------------------------------------------------------------------

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                                  Intermediate             Short Term Institutional
                                                      Term       Money     Government  Government
                           High Yield     Bond     Government    Market      Income      Income
                              Fund        Fund     Income Fund    Fund        Fund        Fund
INTEREST RATE RISK              P           P           P           P           P           P
---------------------------------------------------------------------------------------------------
   Mortgage-related securities  O           P           P                       P           P
---------------------------------------------------------------------------------------------------
CREDIT RISK                     P           P           P           P           P           P
---------------------------------------------------------------------------------------------------
Non-investment grade debt       P           O
securities
---------------------------------------------------------------------------------------------------
FOREIGN INVESTING RISK          O           O
---------------------------------------------------------------------------------------------------
   Emerging markets risk        O
---------------------------------------------------------------------------------------------------
   Political risk               O
---------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

INTEREST RATE RISK. Each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

     o Non-investment grade debt securities. Non-investment grade debt securities are sometimes referred to as "junk bonds" and may be very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging markets risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist rule that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in the securities of that country.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2001, Touchstone Advisors had approximately $1.8 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over 5 years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

High Yield Fund                                0.60% of average daily net assets
--------------------------------------------------------------------------------
Bond Fund                                      0.50% of average daily net assets
Intermediate Term Government Income Fund
--------------------------------------------------------------------------------
Money Market Fund                              0.49% of average daily net assets
Short Term Government Income Fund
--------------------------------------------------------------------------------
Institutional Government Income Fund           0.20% of average daily net assets
--------------------------------------------------------------------------------

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Sub-Advisor manages the investments held by a Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS
------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 EAST FOURTH STREET, CINCINNATI, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2001, Fort Washington had approximately $19 billion in assets under management.

At Fort Washington, a primary manager and a secondary manager are responsible for the day-to-day management of the Funds. The primary and secondary managers for the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are as follows:

FUND                                 PRIMARY MANAGER           SECONDARY MANAGER
----                                 ---------------           -----------------

High Yield Fund                      Brendan M. White          Roger M. Lanham

Bond Fund                            Timothy J. Policinski     Daniel J. Carter

Intermediate Term Government         Timothy J. Policinski     Daniel J. Carter
  Income Fund

Brendan M. White, CFA, is primarily responsible for managing the High Yield Fund and has managed the Fund since its inception. Mr. White is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1993 and has 13 years of fixed-income management experience.

Timothy J. Policinski, CFA, is primarily responsible for managing the Bond Fund and the Intermediate Term Government Income Fund. Mr. Policinski has served as Vice President and Senior Portfolio Manager of Fort Washington since 2001 and has been managing each Fund since that date. Prior to joining Fort Washington, he was employed by Lincoln Investment

Management where he served as Vice President, Public Bond Manager from 1997 until 2000 and Vice President, portfolio manager - mutual funds from 1994 until 1997.

Roger M. Lanham, CFA, is the secondary manager of the High Yield Fund and has managed the Fund since its inception. Mr. Lanham is Vice President and Senior Portfolio Manager of Fort Washington. He has been employed by Fort Washington since 1994, prior to which he was a senior portfolio manager for The Western and Southern Life Insurance Company.

Daniel J. Carter, CFA, is the secondary manager of the Bond Fund and the Intermediate Term Government Income Fund and has managed each Fund since September 2001. Mr. Carter has served as Assistant Portfolio Manager of Fort Washington since 2000. Prior to joining Fort Washington, he was a securities analyst at Ohio Casualty Group from 1999 until 2000 and a securities analyst at Provident Bank from 1996 until 1999.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES
HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

     CLASS A SHARES
     --------------

The offering price of Class A shares of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                     SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT               OFFERING PRICE      NET AMOUNT INVESTED
-------------------------               --------------      -------------------

Under $50,000                                4.75%                 4.99%
$50,000 but less than $100,000               4.50%                 4.72%
$100,000 but less than $250,000              3.50%                 3.63%
$250,000 but less than $500,000              2.95%                 3.04%
$500,000 but less than $1 million            2.25%                 2.31%
$1 million or more                           0.00%                 0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge ("CDSC"), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     CLASS B SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $500,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $500,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                            CDSC AS A
YEAR SINCE PURCHASE PAYMENT MADE                   % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

     CLASS C SHARES
     --------------

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1% will be charged on Class C shares redeemed within 1 year after you purchased them.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUND

The Money Market Fund offers Class A shares and Class B shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

     CLASS A SHARES
     --------------

Class A shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A shares. The plan allows the Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

     CLASS B SHARES
     --------------

Class B shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of CDSC will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE                                         CDSC AS A
PAYMENT MADE                                       % OF AMOUNT SUBJECT TO CHARGE

First                                                          5.00%
Second                                                         4.00%
Third                                                          3.00%
Fourth                                                         2.00%
Fifth                                                          1.00%
Sixth                                                          1.00%
Seventh and thereafter*                                        None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

The Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class B shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class B shares and for services provided to holders of Class B shares. Under the plan, the Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date. Class B shares you have acquired through automatic reinvestment of dividends will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

SHORT TERM GOVERNMENT INCOME FUND AND INSTITUTIONAL GOVERNMENT INCOME FUND

The Short Term Government Income Fund and the Institutional Government Income Fund each offer a single class of shares. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows the Short Term Government Income Fund to pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the investment application included in this Prospectus. You may also obtain an investment application from Touchstone or your financial advisor.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request - including exchanges from other Touchstone Funds - that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

-------------------------------------------------------------------------------

                                High Yield Fund
                                  Bond Fund
                   Intermediate Term Government Income Fund
                              Money Market Fund
                     Short Term Government Income Fund       Institutional Government Income Fund

                                    Initial      Additional   Initial      Additional
                                    Investment   Investment   Investment   Investment
                                    ----------   ----------   ----------   ----------
REGULAR ACCOUNT                     $1,000       $   50       $100,000     $   50

RETIREMENT PLAN ACCOUNT OR
CUSTODIAL ACCOUNT UNDER A
UNIFORM GIFTS/TRANSFERS TO                                       Not          Not
MINORS ACT ("UGTMA")                 $  250       $   50       Available    Available

INVESTMENTS THROUGH THE                                           Not          Not
AUTOMATIC INVESTMENT PLAN            $   50       $   50       Available    Available

!    INVESTOR  ALERT:   Touchstone  may  change  these  initial  and  additional
     investment minimums at any time.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the applicable Fund.

o Send your check with the completed investment application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o    You may also open an account through your financial advisor.

o We price direct purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received by financial advisors before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m. Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m. Eastern time, are processed at the public offering price next determined on the following business day.

o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m. Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. Class B shareholders who want to exchange into a money market fund may exchange their shares for Class B shares of the Money Market Fund series of the Trust.

o    You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CSDC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

o    You may invest in each Fund  (except the  Institutional  Government  Income
     Fund) through various retirement plans. These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.

INDIVIDUAL RETIREMENT PLANS

o    Traditional Individual Retirement Accounts (IRAs)

o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)

o    Spousal IRAs

o    Roth Individual Retirement Accounts (Roth IRAs)

o    Coverdell Education Savings Accounts (Education IRAs)

o    Simplified Employee Pension Plans (SEP IRAs)

o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

o    Defined benefit plans

o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)

o    457 plans

ooo  SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

o    For further  information about any of the plans,  agreements,  applications
     and  annual   fees,   contact   Touchstone   (Nationwide   call   toll-free
     1.800.543.0407) or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o    Make your check payable to the applicable Fund.

o    Write your account number on the check.

o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.

o Purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading.

o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

o    Banks may charge a fee for handling wire transfers.

o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. This option is not available to shareholders in the Institutional Government Income Fund. For further details about this service, call Touchstone at 1.800.543.0407.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to shareholders in the Institutional Government Income Fund.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in the Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program. This option is available only to shareholders in the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $25,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o The proceeds of sales of shares in the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m. Eastern time.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery) a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on Touchstone's records

     o Mailing checks only to the account address shown on Touchstone's records

     o    Directing wires only to the bank account shown on Touchstone's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

BY MAIL

o    Write to Touchstone.

o    Indicate the number of shares or dollar amount to be sold.

o    Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

BY WIRE

o    Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee. (There is no fee for wire redemptions in the Institutional Government Income Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK

o You may open a checking account in the Intermediate Term Government Income Fund (Class A and Class C shares only), the Money Market Fund (Class A shares only) or the Short Term Government Income Fund and redeem shares by check.

o    There is no fee for your checking account.

o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You may be charged a fee for checks written below the minimum.

o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.

o Shareholders of the Intermediate Term Government Income Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.

o    Checks may not be certified.

o If you invest in a Fund through a cash sweep program with a financial institution, you may not open a checking account.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o    Withdrawals can be made monthly, quarterly, semiannually or annually.

o    There is no special fee for this service.

o    There is no minimum amount required for retirement plans.

o The systematic withdrawal plan is not available to shareholders in the Institutional Government Income Fund.

ooo  SPECIAL TAX CONSIDERATION
Involuntary sales in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

ooo  SPECIAL TAX CONSIDERATION
Selling your shares in the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund may cause you to incur a taxable gain or loss.

! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% will be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------

Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

o    Proceeds from the sale of shares that exceed $100,000
o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o    Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUND, SHORT TERM GOVERNMENT INCOME FUND AND INSTITUTIONAL GOVERNMENT INCOME FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

ooo  SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. Touchstone may sell your shares and send the proceeds to you if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o    When  an  emergency   situation  causes  the  Sub-Advisor  to  not  be
          reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

     o    During any other time when the SEC, by order, permits

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The share price, also called NAV, of each of the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund is determined as of 12:30 p.m. and 4:00 p.m. Eastern time, every day the NYSE is open. The offering price (NAV plus a sales charge, if applicable) of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund each seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. Each Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable a Fund to maintain a stable NAV per share. However, there is no assurance that a Fund will be able to do so.

The value of the securities held by the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as follows: (1) Securities which have available market quotations are priced according to the most recent bid price quoted by 1 or more of the major market makers; (2) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                            Dividends Declared    Dividends Paid

Intermediate Term Government Income Fund
Money Market Fund
Short Term Government Income Fund
Institutional Government Income Fund         Daily              Monthly
--------------------------------------------------------------------------------

Bond Fund
High Yield Fund                              Monthly            Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

ooo  SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended September 30, 2000 and thereafter (and the year ended December 31, 1999 for the Bond Fund) was audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors. The public offering of Class B shares of the Money Market Fund has not yet commenced as of February 1, 2002.


HIGH YIELD FUND -- CLASS A

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.09     $  10.00
                                                                    ---------------------
Income from investment operations:
   Net investment income ......................................         0.90         0.33
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.09
                                                                    ---------------------
Total from investment operations ..............................        (0.11)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.90)       (0.33)
   Distributions from net realized gains ......................        (0.01)          --
                                                                    ---------------------
Total distributions ...........................................        (0.91)       (0.33)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.07     $  10.09
                                                                    =====================

Total return(B) ...............................................       (1.34%)       4.20%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $  7,991     $  7,327
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.05%        1.04%(E)

Ratio of net investment income to average net assets ..........        9.20%        7.77%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.42% and 1.78%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

HIGH YIELD FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.85
                                                                    --------
Income (loss) from investment operations:
   Net investment income ......................................         0.35
   Net realized and unrealized losses on investments ..........        (0.76)
                                                                    --------
Total from investment operations ..............................        (0.41)
                                                                    --------
Less distributions:
   Dividends from net investment income .......................        (0.35)
   Distributions from net realized gains ......................        (0.01)
                                                                    --------
Total distributions ...........................................        (0.36)
                                                                    --------

Net asset value at end of period ..............................     $   9.08
                                                                    ========

Total return(B) ...............................................       (4.38%)
                                                                    ========

Net assets at end of period (000's) ...........................     $     75
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.78%(D)

Ratio of net investment income to average net assets ..........        8.34%(D)

Portfolio turnover rate .......................................          67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.38%(D) for the period ended September 30, 2001.

(D)  Annualized.

HIGH YIELD FUND -- CLASS C

============================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------
                                                                       YEAR       PERIOD
                                                                      ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,
                                                                      2001        2000(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.11     $  10.00
                                                                    ---------------------
Income (loss) from investment operations:
   Net investment income ......................................         0.83         0.27
   Net realized and unrealized gains (losses) on investments ..        (1.01)        0.15
                                                                    ---------------------
Total from investment operations ..............................        (0.18)        0.42
                                                                    ---------------------
Less distributions:
   Dividends from net investment income .......................        (0.83)       (0.27)
   Distributions from net realized gains ......................        (0.01)       (0.04)
                                                                    ---------------------
Total distributions ...........................................        (0.84)       (0.31)
                                                                    ---------------------

Net asset value at end of period ..............................     $   9.09     $  10.11
                                                                    =====================

Total return(B) ...............................................       (2.03%)       4.21%(C)
                                                                    =====================

Net assets at end of period (000's) ...........................     $     72     $     12
                                                                    =====================

Ratio of net expenses to average net assets(D) ................        1.80%        1.80%(E)

Ratio of net investment income to average net assets ..........        8.37%        7.91%(E)

Portfolio turnover rate .......................................          67%          13%(E)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 3.24% and 2.82%(E) for the periods ended September 30, 2001 and 2000, respectively.

(E)  Annualized.

BOND FUND -- CLASS A

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR      NINE MONTHS     YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                                         2001        2000(A)       1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   9.50     $   9.47     $  10.39     $  10.22     $  10.17     $  10.61
                                                       -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.53         0.48         0.59         0.55         0.61         0.71
   Net realized and unrealized gains (losses)
      on investments ...............................       0.54         0.03        (0.76)        0.30         0.11        (0.43)
                                                       -------------------------------------------------------------------------
Total from investment operations ...................       1.07         0.51        (0.17)        0.85         0.72         0.28
                                                       -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income ............      (0.53)       (0.48)       (0.68)       (0.57)       (0.66)       (0.70)
   Distributions from net realized gains ...........         --           --           --        (0.11)       (0.01)       (0.02)
   Return of capital ...............................         --           --        (0.07)          --           --           --
                                                       -------------------------------------------------------------------------
Total distributions ................................      (0.53)       (0.48)       (0.75)       (0.68)       (0.67)       (0.72)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $  10.04     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17
                                                       =========================================================================
Total return(B) ....................................     11.61%        5.50%(C)    (1.68%)       8.56%        7.30%        2.85%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 39,683     $ 22,086     $  4,310     $  4,924     $  1,685     $    821
                                                       =========================================================================
Ratio of net expenses to average net assets(D) .....      0.90%        0.90%(E)     0.90%        0.90%        0.90%        0.90%

Ratio of net investment income to average net assets      5.41%        6.16%(E)     5.92%        5.68%        6.08%        6.01%

Portfolio turnover rate ............................        93%         126%(E)       57%         170%          88%          64%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.67%, 2.14%(E), 2.26%, 4.13%, 7.13% and 13.61% for the periods ended September 30, 2001 and 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

(E)  Annualized.

BOND FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.33
                                                                    --------

Income from investment operations:
   Net investment income ......................................         0.18
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.44
                                                                    --------

Dividends from net investment income ..........................        (0.18)
                                                                    --------

Net asset value at end of period ..............................     $   9.59
                                                                    ========

Total return(B) ...............................................        4.78%
                                                                    ========

Net assets at end of period (000's) ...........................     $     30
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.60%(D)

Ratio of net investment income to average net assets ..........        4.29%(D)

Portfolio turnover rate .......................................          93%(D)

(A) Represents the period from commencement of operations (May 1, 2001 through September 30, 2001).

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or reimbursements, the ratio of expenses to average net assets would have been 138.55%(D) for the period ended September 30, 2001.

(D)  Annualized.

BOND FUND -- CLASS C

=======================================================================================================
                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                                       YEAR     NINE MONTHS      YEAR
                                                                      ENDED        ENDED        ENDED
                                                                    SEPT. 30,    SEPT. 30,    DEC. 31,
                                                                      2001        2000(B)      1999(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $   9.07     $   9.15     $  10.08
                                                                    ----------------------------------
Income (loss) from investment operations:
   Net investment income (loss) ...............................         0.45         0.37         0.51
   Net realized and unrealized gains (losses) on investments ..         0.53        (0.03)       (0.75)
                                                                    ----------------------------------
Total from investment operations ..............................         0.98         0.34        (0.24)
                                                                    ----------------------------------
Less distributions:
   Dividends from net investment income .......................        (0.46)       (0.42)       (0.62)
   Return of capital ..........................................           --           --        (0.07)
                                                                    ----------------------------------
Total distributions ...........................................        (0.46)       (0.42)       (0.69)
                                                                    ----------------------------------

Net asset value at end of period ..............................     $   9.59     $   9.07     $   9.15
                                                                    ==================================

Total return(C) ...............................................       11.10%        3.87%(D)    (2.41%)
                                                                    ==================================

Net assets at end of period (000's) ...........................     $  1,522     $    992     $    998
                                                                    ==================================

Ratio of net expenses to average net assets(E) ................        1.65%        1.65%(F)     1.65%

Ratio of net investment income to average net assets ..........        4.73%        5.41%(F)     5.18%

Portfolio turnover rate .......................................          93%         126%(F)      120%

(A)  Class C shares commenced operations on January 1, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E) Absent fee waivers and/or reimbursements, the ratios of expenses to average net assets would have been 2.90%, 2.89%(F) and 3.01% for the periods end September 30, 2001, 2000 and December 31, 1999, respectively.

(F)  Annualized.

INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.27     $  10.34     $  11.15     $  10.67     $  10.49
                                                       ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income ...........................       0.55         0.59         0.60         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.65        (0.07)       (0.81)        0.48         0.18
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.20         0.52        (0.21)        1.09         0.79
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.55)       (0.59)       (0.60)       (0.61)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  10.92     $  10.27     $  10.34     $  11.15     $  10.67
                                                       ============================================================

Total return(A) ....................................     11.94%        5.29%       (1.93%)      10.54%        7.74%
                                                       ============================================================

Net assets at end of year (000's) ..................   $ 33,118     $ 35,896     $ 45,060     $ 51,168     $ 53,033
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      5.19%        5.87%        5.59%        5.64%        5.78%

Portfolio turnover rate ............................        53%          27%          58%          29%          49%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers, the ratio of expenses to average net assets would have been 1.09% for the year ended September 30, 2001.

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS B
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.59
                                                                      ------
Income from investment operations:
   Net investment income ......................................         0.19
   Net realized and unrealized gains on investments ...........         0.33
                                                                    --------
Total from investment operations ..............................         0.52
                                                                    --------

Dividends from net investment income ..........................        (0.19)
                                                                    --------

Net asset value at end of period ..............................     $  10.92
                                                                    ========

Total return(B) ...............................................        4.96%
                                                                    ========

Net assets at end of period (000's) ...........................     $     20
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.83%(D)

Ratio of net investment income to average net assets ..........        4.02%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales load and is not annualized.

(C) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 2.24% for the period ended September 30, 2001.

(D)  Annualized.

INTERMEDIATE TERM GOVERNMENT INCOME FUND -- CLASS C
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                      ENDED
                                                                    SEPT. 30,
                                                                     2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ........................     $  10.65
                                                                       ------
Income from investment operations:
   Net investment income ......................................         0.29
   Net realized and unrealized gains on investments ...........         0.26
                                                                    --------
Total from investment operations ..............................         0.55
                                                                    --------

Dividends from net investment income ..........................        (0.29)
                                                                    --------

Net asset value at end of period ..............................     $  10.91
                                                                    ========

Total return(B) ...............................................        5.29%
                                                                    ========

Net assets at end of period (000's) ...........................     $    160
                                                                    ========

Ratio of net expenses to average net assets(C) ................        1.85%(D)

Ratio of net investment income to
   average net assets .........................................        4.14%(D)

Portfolio turnover rate .......................................          53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers, the ratio of expenses to average net assets would have been 2.10% for the period ended September 30, 2001.

(D)  Annualized.

MONEY MARKET FUND

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ONE
                                                         YEAR         YEAR         YEAR         YEAR         MONTH        YEAR
                                                         ENDED,       ENDED        ENDED        ENDED        ENDED        ENDED
                                                       SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    AUG. 31,
                                                         2001         2000         1999         1998         1997(A)      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       -------------------------------------------------------------------------
Net investment income ..............................      0.048        0.056        0.046        0.050        0.004        0.050
                                                       -------------------------------------------------------------------------
Dividends from net investment income ...............     (0.048)      (0.056)      (0.046)      (0.050)      (0.004)      (0.050)
                                                       -------------------------------------------------------------------------
Net asset value at end of period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       =========================================================================
Total return .......................................      4.91%        5.79%        4.74%        5.07%        4.99%(C)     5.14%
                                                       =========================================================================
Net assets at end of period (000's) ................   $ 84,452     $ 42,935     $ 23,198     $ 18,492     $ 73,821     $ 94,569
                                                       =========================================================================
Ratio of net expenses to average net assets(B) .....      0.65%        0.65%        0.65%        0.79%        0.80%(C)     0.65%

Ratio of net investment income to average net assets      4.60%        5.75%        4.63%        4.95%        4.99%(C)     5.03%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.05%, 1.13%, 1.11% and 0.79% for the periods ended September 30, 2001, 2000, 1999 and August 31, 1997, respectively.

(C)  Annualized.

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.041        0.049        0.040        0.046        0.044
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.041)      (0.049)      (0.040)      (0.046)      (0.044)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      4.18%        5.02%        4.02%        4.74%        4.53%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 64,951     $ 79,870     $110,060     $102,481     $ 96,797
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.95%        0.95%        0.95%        0.91%        0.97%

Ratio of net investment income to
   average net assets ..............................      4.23%        4.86%        3.95%        4.63%        4.43%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 0.94% for the years ended September 30, 2001 and 1998, respectively.

INSTITUTIONAL GOVERNMENT INCOME FUND

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ------------------------------------------------------------
Net investment income ..............................      0.049        0.057        0.047        0.052        0.051
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.049)      (0.057)      (0.047)      (0.052)      (0.051)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ============================================================
Total return .......................................      5.02%        5.83%        4.78%        5.30%        5.17%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 80,081     $ 58,306     $ 49,848     $ 44,797     $ 61,248
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.40%        0.40%        0.40%        0.40%        0.40%

Ratio of net investment income to
   average net assets ..............................      4.90%        5.73%        4.68%        5.17%        5.07%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.43%, 0.43%, 0.47%, 0.45% and 0.45% for the years ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.

[LOGO]                                                                                                     RETURN COMPLETED FORM TO:
                                                                                                          Touchstone Family of Funds
                                                                                                                       P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403(b) PLANS                                                                      800.543.0407

Was order previously telephoned in?    o  Yes    o  No    If yes, date (     /     /     ) and confirmation #_______________________
====================================================================================================================================
1a.  ACCOUNT REGISTRATION (check one box only)
====================================================================================================================================
o INDIVIDUAL   o JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last             Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #       Date of Birth               Joint Owner's Social Security #              Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last
                                                            Under the ________________________ Uniform Gifts/Transfers to Minors Act
                                                                    (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                    Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
o TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                     Taxpayer I.D. Number                    Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                   Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address             Phone Number             Fax Number          E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
o CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity                         Occupation and Employer Name/Address

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number                                        Are you an associated person of an NASD member?
                                                            o Yes     o No
====================================================================================================================================
2.   ADDRESS (P.O. Box not acceptable without street address)
====================================================================================================================================
Street                                                      Home Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
City                                                        Business Phone
                                                            (     )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                      Are you a U.S. Citizen?  o  Yes    o  No (please specify country):

====================================================================================================================================
3.   INITIAL INVESTMENT
====================================================================================================================================

o ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:  O A SHARES OR O B SHARES OR O C SHARES (A SHARES WILL BE PURCHASED
                                                                                            UNLESS INDICATED OTHERWISE.)

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - R     $_______
                                       o Institutional Government Income Fund  $_______  o Ohio Tax-Free Money Fund - I     $_______

o TOTAL INVESTMENT OF $_________________
Please make check payable to the Touchstone Family of Funds or the applicable Touchstone Fund.
====================================================================================================================================
4.   DISTRIBUTION OPTION ([CHECK] the appropriate boxes)

                                         Reinvest in              Pay in
                                         Additional Shares        Cash

Dividends                                 [ ]                     [ ]
Short-term capital gains                  [ ]                     [ ]
Long-term capital gains                   [ ]                     [ ]

Cross Reinvestment: Please call Touchstone at 800.543.0407 for further instructions.
If not specified, dividends and capital gains will be reinvested in the Fund that pays them.
====================================================================================================================================
5.   RIGHTS OF ACCUMULATION
====================================================================================================================================
If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
------------------------------------------------------------------------------------------------------------------------------------
Fund Name

------------------------------------------------------------------------------------------------------------------------------------
Shareholder Name

------------------------------------------------------------------------------------------------------------------------------------
Account Number

====================================================================================================================================
6.   LETTER OF INTENT
====================================================================================================================================
If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled  to a reduced  sales  charge.  I agree to the  terms of the  Letter of Intent  set  forth in the  Statement  of  Additional
Information.

o Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:

  o $50,000         o $100,000          o $250,000

  o $500,000        o $1,000,000 or more

o I am already investing under an existing Letter of Intent in the following account number:    .
====================================================================================================================================
7.   AUTOMATIC INVESTMENT PLAN
====================================================================================================================================
This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge by the Touchstone Family of Funds, and you may cancel at any time with no obligation or penalty.

Please withdraw from my bank account $ ___________ (minimum $50) monthly beginning ___/___/___ (date) to be invested per the instructions below (available any day from the 1st to the 25th).  If no date is selected, your automatic investment will occur on the 15th of the month.  If the date falls on a non-business day, your automatic investment will occur on the following business day.

STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund-Retail  $_______

------------------------------------------------------------------------------------------------------------------------------------
o Checking Account (please attach a voided check)    o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                                    State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number

------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X

====================================================================================================================================
8.   TELEPHONE TRANSFERS AND REDEMPTIONS
====================================================================================================================================

Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

([CHECK] only if you do not want to use telephone authorization.)

o I do not elect the telephone exchange privilege.          o I do not elect the telephone redemption privilege.
====================================================================================================================================
9.   ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
====================================================================================================================================
o If you are eligible for exemption  from sales charges as described in the Statement of Additional  Information,  please check here and attach Form 7008.
====================================================================================================================================
10.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
====================================================================================================================================
I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the Statement(s) of Additional Information) of the Fund(s) selected for purchase.

I (We) acknowledge that the account will be subject to the telephone exchange and redemption  privileges (unless declined) described in the Fund's  current  Prospectus and agree that the Fund,  its  Distributor  and Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic.

I (We) acknowledge that we have received and understand the terms of the Trust's and  Distributor's  Privacy  Protection  Policy and
agree not to hold the Trust and its Distributor  and their  respective  officers,  employees,  agents and affiliates  liable for any actions taken pursuant to the written Privacy Protection Policy.

I (We) hereby ratify any  instructions  given pursuant to this  Application and for myself  (ourselves) and my (our)  successors and assigns do hereby release each Fund, its Distributor and its Transfer Agent and their  respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.

I ACKNOWLEDGE  THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  CREDIT UNION OR
INSURANCE  COMPANY AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE,  OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT:

a. The number shown on this application is my/our correct taxpayer identification  number(s) (or I am/we are waiting for a number(s)
   to be issued to me/us); and

b. I am/we are not subject to backup withholding because:

   (i) I am/we are exempt from backup withholding, or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends, or (iii) the IRS has notified me/us that I am/we are no longer subject to backup withholding, and

c. I am/we are a U.S. person(s) (including a U.S. resident alien).

NOTE:  Mark  through  item "b" if you have  been  notified  by the IRS  that  you are  subject  to  backup  withholding  because  of underreporting interest or dividends on your tax return.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.

My (Our) signature below constitutes my (our) agreement and acceptance of all the terms, conditions and account features selected in any and all parts of this  Application.

The IRS does not require  your consent to any  provision of this  document  other than the  certifications  required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Individual Owner or Custodian                            Date
X
------------------------------------------------------------------------------------------------------------------------------------
Signature of Joint Owner, if any                                      Date
X
------------------------------------------------------------------------------------------------------------------------------------
CORPORATION, PARTNERSHIP, TRUST OR OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Signature of Authorized Officer, General Partner, Trustee, etc.       Date
X
------------------------------------------------------------------------------------------------------------------------------------
Title of Corporate Officer, General Partner, Trustee, etc.            Date

====================================================================================================================================
11.  FOR COMPLETION BY INVESTMENT DEALER
====================================================================================================================================
We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
------------------------------------------------------------------------------------------------------------------------------------
Investment Dealer Name

------------------------------------------------------------------------------------------------------------------------------------
Dealer's Corporate Office Address                                     City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Name

------------------------------------------------------------------------------------------------------------------------------------
Representative's Branch Office Address                                City                          State               Zip

------------------------------------------------------------------------------------------------------------------------------------
Representative's Telephone Number                                     Representative's Number/Branch

------------------------------------------------------------------------------------------------------------------------------------
Authorized Signature of Investment Dealer
X
------------------------------------------------------------------------------------------------------------------------------------
Title

====================================================================================================================================

FIFTH THIRD - SIGNATURE CARD                                                                                              CHECKING
====================================================================================================================================

Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
_____________.  Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.  $100 minimum on
(Name of Fund)
checks written.  (Counter checks not available).

PRINT CLEARLY
Name of Account
                ------------------------------------------------------------------------------------------------------------------
Account Number                                                        Date
               --------------------------------------------------          -------------------------------------------------------

The registered owner(s) of this account must sign below.  By signing this card the  signatory(ies) agree(s) to all of the terms and conditions set forth on the reverse side of this card.

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

------------------------------------------------------------          --------------------------------------------------------------
Signature                                                             Signature

INSTITUTIONAL ACCOUNTS:                                               JOINT TENANCY ACCOUNTS:
o Check here if any two signatures are required on checks             o Check here if both signatures are required on checks
o Check here if only one signature is required on checks              o Check here if only one signature is required on checks
------------------------------------------------------------------------------------------------------------------------------------
o Check here if Business Style Checks (600 per book with voucher stub) are required.  A charge will be made to your account.
  Individual Style checks are provided at no charge.
====================================================================================================================================
12.  SYSTEMATIC WITHDRAWAL PLAN
====================================================================================================================================
This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates your need to make a special request every month,  quarter or year.  There is no charge by the  Touchstone  Family of
Funds, and you may cancel at any time with no obligation or penalty.

Please make a total withdrawal of ________________ (minimum $50) from my Touchstone account(s) o Monthly o Quarterly o Semi-Annually
o Annually beginning on ___/___/___ (date) from the Fund(s) listed below.  If the date falls on a non-business day, your systematic withdrawal will occur on the preceding business day.  If no date is selected, your systematic withdrawal will occur on the last business day of the month.


STOCK FUNDS                            TAXABLE BOND FUNDS                                TAX-FREE BOND FUNDS
o International Equity Fund  $_______  o High Yield Fund                       $_______  o Ohio Insured Tax-Free Fund       $_______
o Emerging Growth Fund       $_______  o Bond Fund                             $_______  o Tax-Free Intermediate Term Fund  $_______
o Aggressive Growth Fund     $_______  o Intermediate Term
o Growth/Value Fund          $_______    Government Income Fund                $_______  TAX-FREE MONEY MARKET FUNDS
o Equity Fund                $_______                                                    o Tax-Free Money Fund              $_______
o Enhanced 30 Fund           $_______  TAXABLE MONEY MARKET FUNDS              $_______  o California Tax-Free Money Fund   $_______
o Value Plus Fund            $_______  o Money Market Fund                     $_______  o Florida Tax-Free Money Fund      $_______
                             $_______  o Short Term Government Income Fund     $_______  o Ohio Tax-Free Money Fund - Retail$_______

====================================================================================================================================

Existing Account Number (if applicable)      o Make check payable to the account owner(s) and send to the address of record
                                             o Make check payable to a third party and send to the name and address below:
------------------------------------------------------------------------------------------------------------------------------------
Name - First, Initial, Last                                 Street

------------------------------------------------------------------------------------------------------------------------------------
City                                                        State                                             Zip

------------------------------------------------------------------------------------------------------------------------------------
o Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
  o Checking Account (please attach a voided check)
  o Savings Account (please attach a preprinted deposit slip)
------------------------------------------------------------------------------------------------------------------------------------
Bank Account Registration                                   Bank Name

------------------------------------------------------------------------------------------------------------------------------------
Street                                                      City                               State          Zip

------------------------------------------------------------------------------------------------------------------------------------
Bank Routing Number                                         Bank Account Number


------------------------------------------------------------------------------------------------------------------------------------
Any Joint Owner of this new account  with the  Touchstone  Family of Funds who is not a Joint Owner of your bank  account  must sign here:

X                                                                                                             Date
====================================================================================================================================
                                                        TERMS AND CONDITIONS
                                                        --------------------

1. REDEMPTION  AUTHORIZATION:  The  signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"),  that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies)  upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise  arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized  to commingle  such proceeds of such redemptions  in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
   Integrated Fund Services, Inc. in effecting the redemption of shares.
   The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2. CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder,  subject to all laws and
   Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
   (a) No check shall be issued or honored,  or redemption  effected,  for any amounts  represented by shares for which certificates have been issued.
   (b) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks  given in such payment  have been  collected  through  normal  banking  channels.
       Shareholders  who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
   (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
   (d) Checks shall be subject to any further information set forth in the applicable  Prospectus,  including without limitation any additions, amendments and supplements thereto.
3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of shares, as by joint ownership, ownership in common, or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the
   Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature  of the other  signatory(ies).  In the event of the death of a joint tenant or tenant by the  entireties,  the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4. TERMINATION:  The Bank  may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5. HEIRS AND ASSIGNS:  These terms and conditions  shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).

For investors who want more information about     TOUCHSTONE
the Funds, the following documents are            FAMILY OF FUNDS
available free upon request:
                                                  DISTRIBUTOR
STATEMENT OF ADDITIONAL INFORMATION (SAI):        Touchstone Securities, Inc.
The SAI provides more detailed information        221 East Fourth Street
about the Funds and is legally a part of this     Cincinnati, Ohio 45202
Prospectus.                                       800.638.8194
                                                  www.touchstonefunds.com
ANNUAL/SEMIANNUAL REPORTS: The Funds' annual
and semiannual reports provide additional         INVESTMENT ADVISOR
information about the Funds' investments. In      Touchstone Advisors, Inc.
the annual report, you will find a discussion     221 East Fourth Street
of the market conditions and investment           Cincinnati, Ohio 45202
strategies that significantly affected a
Fund's performance during its last fiscal         TRANSFER AGENT
year.                                             Integrated Fund Services, Inc.
                                                  P.O. Box 5354
You can get free copies of the SAI, the           Cincinnati, Ohio 45201-5354
reports, other information and answers to
your questions about the Funds by contacting      SHAREHOLDER SERVICE
your financial advisor, or the Funds at:          800.543.0407
Touchstone Family of Funds o 221 East Fourth
Street, Suite 300 o Cincinnati, Ohio 45202
o 1-800.543.0407 o http://www.touchstonefunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public
Reference Room of the SEC, 450 Fifth Street
N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to:
publicinfo@sec.gov.

Investment Company Act file no. 811-2538

Member Western & Southern Financial Group

                         TOUCHSTONE INVESTMENT TRUST
                Supplement to Prospectus dated February 1, 2002


Class B shares of the Money Market Fund are not available for purchase until further notice from the Touchstone Family of Funds.

Please contact Touchstone Securities, Inc. at 800.638.8194 to determine when Class B shares of the Money Market Fund will be available for purchase in your state or if you have any further questions.


                               TOUCHSTONE
                             ------------
                               Family of Funds

221 East Fourth Street . Cincinnati, OH  45202 . 800.638.8194 .
www.touchstonefunds.com